Inventories (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Inventory Disclosure [Abstract]
Merchant products	$ 1,000,837	$ 968,642
Raw materials	40,796	18,542
Packaging and other supplies	391,000	376,394
Other products	43,291	40,004
Inventory gross	1,475,924	1,403,582
Less: inventory write-down
Total inventories	$ 1,475,924	$ 1,403,582